Basis of preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation [Text Block]

2. Basis of preparation

(a) Going concern

These consolidated financial statements have been prepared assuming KWESST will continue as a going concern.

As an early-stage company, KWESST has incurred significant losses and negative operating cash flows from inception that have primarily been funded from financing activities. The Company incurred approximately $3.5 million net loss and negative operating cash flows of approximately $1.8 million for the nine months period ended September 30, 2020 (2019 - $1.1 million net loss and negative operating cash flows of $1.1 million for 12 months). At September 30, 2020, KWESST had a working capital of $2.9 million (December 31, 2019 - working capital deficiency of $0.3 million).

The Company's ability to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business is dependent upon closing timely additional sales orders, achieving sustained profitability and the ability to raise additional debt or equity financing, if required, to fund its working capital requirements. There are various risk and uncertainties affecting KWESST's operating including, but not limited to:

  The market acceptance and rate of commercialization of the KWESST's offerings;
  Ability to successfully execute its business plan;
  Ability to raise additional capital at acceptable terms;
  General local and global economic conditions, including the ongoing COVID-19 pandemic, certain of which are beyond the Company's control.

KWESST's strategy to mitigate these risks and uncertainties is to execute timely a business plan aimed at continued focus on revenue growth, product development and innovation, improving overall gross profit, managing operating expenses and working capital requirements, and securing additional capital, as needed. There are no guarantees that the funds raised will be sufficient to sustain KWESST's ongoing operations beyond twelve months or that additional debt or equity financing will be available to the Company or available at acceptable terms. Failure to implement the Company's business plan could have a material adverse effect on the Company's financial condition and/or financial performance. Accordingly, there are material risks and uncertainties that cast significant doubt about KWESST's ability to continue as a going concern.

These consolidated financial statements do not include any adjustments or disclosures that would be required if assets are not realized and liabilities and commitments are not settled in the normal course of operations. If KWESST is unable to continue as a going concern, then the carrying value of certain assets and liabilities would require revaluation to a liquidation basis, which could differ materially on the values presented in the financial statements.

(b) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (''IFRS'') as issued by the International Accounting Standards Board ("IASB") and interpretations of the IFRS Interpretations Committee ("IFRIC'').

The consolidated financial statements were authorized for issue by the Board of Directors on November 22, 2021 except for Note 1 and the related changes, as to which the date is November 14, 2022.

(b) Principles of consolidation

These consolidated financial statements incorporate the financial statements of KWESST and the entity it controls.

Control is achieved where KWESST has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities, are exposed to, or have rights to, variable returns from the Company's involvement with the entity and have the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. Profit or loss of subsidiaries acquired during the year are recognized from the date of acquisition or effective date of disposal as applicable. All intercompany transactions and balances have been eliminated.

At September 30, 2020, the Company has one wholly-owned subsidiary: KWESST Inc.

(c) Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars ("CAD"), which is the functional currency of KWESST and its subsidiary.

(d) Measurement basis

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(e) Comparative figures

Certain comparative figures in the consolidated statements of net loss and comprehensive loss have been reclassified to conform with the current period's presentation.

(f) Use of estimates and judgments

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income, expenses, and disclosure of contingent liabilities. Actual results may differ from these estimates.

The continuing uncertainty around the outbreak of the novel coronavirus ("COVID-19"') pandemic required the use of judgements and estimates in the preparation of the consolidated financial statements for the nine months ended September 30, 2020. The future impact of COVID-19 uncertainties could generate, in future reporting periods, a significant impact to the reported amounts of assets, liabilities, revenue and expenses in these and any future financial statements.

Critical judgments that management has made in applying KWESST's accounting policies that the most significant effect on the amounts recognized in the consolidated financial statements include: assessment of KWESST's ability to continue as a going concern (Note 2(a)); and determination of the functional currency of the principal operations of KWESST(Note 2(c)).

Significant areas having estimation uncertainty in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements:

Revenue recognition

To date, substantially all of the Company's revenue arise from providing customized tactical system solutions to customers at an amount that reflects the consideration KWESST expects to receive in exchange for the system offering.

The timing of revenue recognition often differs from contract payment milestones, resulting in revenue that has been earned but not billed. These amounts are included in unbilled receivables. Amounts billed in accordance with customer contracts, but not yet earned, are recorded and presented as part of deferred revenue. At September 30, 2020, management determined there was no unbilled receivables.

Fair value of acquired intangible assets

As disclosed in Note 1, the 1-for-70 Reverse Split effected on October 28, 2022 has been applied retrospectively herein.

KWESST estimates the fair value of technology acquired based on observable market inputs. Because KWESST Inc. was a private company at the time of closing the GhostStep® Technology acquisition (see Note 4(b)), the common shares issued under this transaction were not actively trading on a stock exchange. Accordingly, management measured the fair value of the common shares based on the cash versus shares election available under the purchase agreement. Specifically, KWESST Inc. had the sole discretion to pay USD $100,000 (CAD $134,192) or issue 7,957 common shares to SageGuild. This implies a fair value of $16.80 per common share of KWESST Inc. at the time of closing the transaction.

Accordingly, for the purpose of estimating the fair value of the warrants issued under this transaction (see contingent consideration below), management used $0.24 as 1/70 of the underlying stock price for one of the key inputs in the Black-Scholes pricing model.

Contingent consideration

As disclosed in Note 1, the 1-for-70 Reverse Split effected on October 28, 2022 has been applied retrospectively herein.

The GhostStep® Technology acquisition included contingent consideration in which KWESST Inc. issued 750,000 warrants (exercisable to acquire 10,714 common shares) to SageGuild which are cancellable if service condition is not met (see Note 4(b)). The rights granted under warrants shall vest and be exercisable as to 250,000 warrants on each of December 31, 2020, 2021, and 2022 if service condition is met. Subject to the service condition being met, on each of these three vesting dates, SageGuild shall be deemed to have exercised 250,000 warrants for an aggregate purchase price of $125,000.

Under IFRS, the contingent consideration is classified as either a financial liability or equity based on the feature of the contingent consideration and how the number of shares to be issued is determined. Where a fixed number of shares either will or will not be issued depending on future events, the contingent consideration meets the definition of equity. The SageGuild warrants were classified as equity and the subsequent settlement will also be accounted for within equity. The contingent consideration is required to be recognized at the acquisition date fair value even if it is not deemed to be probable of payment at the date of the acquisition.

Treatment of development costs

Costs to develop products are capitalized to the extent that the criteria for recognition as intangible assets in IAS 38, Intangible Assets are met. Those criteria require that the product is technically and economically feasible, which management assessed based on the attributes of the development project, perceived user needs, industry trends, and expected future economic conditions. Management considers these factors in aggregate and applies significant judgment to determine whether the product is feasible.

Impairment of intangible assets

At September 30, 2020, the intangible assets relates primarily the GhostStep® Technology recorded at its fair value at the acquisition date (see Note 8). Because the GhostStep® Technology is pre-commercial stage with no similar technology in the current marketplace, there is significant management judgement in projecting anticipated global market demand, pricing, and gross profit for this electronic decoy technology; all key inputs in management's discounted cash flow model to determine the recoverable amount. An impairment loss is recognized if the recoverable amount of the asset is less than the carrying amount.

Useful lives of property and equipment

As KWESST is an early-stage company, it has limited operating history to estimate the useful lives of property and equipment. Management made estimates based on anticipated use. Further, management has determined the residual value of these assets to be nil. At September 30, 2020, management concluded there was no evidence of a change in the useful lives of property and equipment.

Fair value of share-based payments and warrants

Because KWESST Inc. has limited operating history and was a private company at the time of granting stock options and issuing warrants during the nine months ended September 30, 2020, management exercised significant judgement in estimating the fair value of stock options and warrants. Fair value is estimated using the Black-Scholes pricing model, which requires management to make significant judgment principally on the following key inputs: expected life of the stock option and volatility of the underlying share price. For share-based payment, management must also apply an estimated forfeiture rate to the calculated fair value, which is subject to significant judgement due to the Company's limited history.

2. Basis of preparation

(a) Going concern

These consolidated financial statements have been prepared assuming we will continue as a going concern. The going concern basis of presentation assumes we will continue in operation for the foreseeable future and can realize our assets and discharge our liabilities and commitments in the normal course of business.

As an early-stage company, we not yet reached commercial production for most of our products and have incurred significant losses and negative operating cash flows from inception that have primarily been funded from financing activities. We have incurred a $10.5 million net loss and negative operating cash flows of approximately $4.3 million for the year ended September 30, 2022 (2021 - $9.3 million net loss and negative operating cash flows of $6.3 million). At September 30, 2022, we had $5.4 million in negative working capital (2021 - positive working capital of $2.9 million).

Our ability to continue as a going concern and realize our assets and discharge our liabilities in the normal course of business is dependent upon closing timely additional sales orders, timely commercial launch of new products, and the ability to raise additional debt or equity financing, when required. There are various risks and uncertainties affecting our future financial position and our performance including, but not limited to:

•	The market acceptance and rate of commercialization of our product offerings;
•	Ability to successfully execute our business plan;
•	Ability to raise additional capital at acceptable terms;
•	General local and global economic conditions, including the ongoing COVID-19 pandemic and the global disruption from Russia's invasion of Ukraine.

Our strategy to mitigate these material risks and uncertainties is to execute timely a business plan aimed at continued focus on revenue growth, product development and innovation, improving overall gross profit, managing operating expenses and working capital requirements, and securing additional capital, as needed.

Failure to implement our business plan could have a material adverse effect on our financial condition and/or financial performance. There is no assurance that we will be able to raise additional capital as they are required in the future. Accordingly, there are material risks and uncertainties that may cast significant doubt about KWESST’s ability to continue as a going concern.

Subsequent to September 30, 2022, we closed our U.S. IPO and Canadian public offering on December 9, 2022, resulting in total gross proceeds of US$14.1 million or CAD$19.2 million (see Note 27(a)).

These consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.

(b) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and interpretations of the IFRS Interpretations Committee ("IFRIC").

The consolidated financial statements were authorized for issue by the Board of Directors effective on January 27, 2023.

(c) Principles of consolidation

These consolidated financial statements incorporate the financial statements of KWESST and the entities it controls.

Control is achieved where we have the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities, are exposed to, or have rights to, variable returns from our involvement with the entity and have the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to us until the date on which control ceases. Profit or loss of subsidiaries acquired during the year are recognized from the date of acquisition or effective date of disposal as applicable. All intercompany transactions and balances have been eliminated.

At September 30, 2022, we have the following wholly-owned subsidiaries:

	Location	Equity %
KWESST Inc.	Ottawa, Canada	100%
2720178 Ontario Inc.	Bowmanville, Canada	100%
Police Ordnance Company Inc.	Bowmanville, Canada	100%
KWESST U.S. Holdings Inc.	Delaware, Canada	100%
KWESST Defense Systems U.S. Inc.	Virginia, United States	100%
KWESST Public Safety Systems U.S. Inc.	Virginia, United States	100%
KWESST Public Safety Systems Canada Inc.	Ottawa, Canada	100%

(d) Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars ("CAD"), which is the functional currency of KWESST and its subsidiaries unless otherwise stated.

(e) Measurement basis

The consolidated financial statements have been prepared on the historical cost basis. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(f) Use of judgments and estimates

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income, expenses, and disclosure of contingent liabilities. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Judgments

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in these consolidated financial statements is included in the following notes:

•	Note 4(a) - acquisition of Police Ordnance: whether the consideration transferred and purchase price allocation assumptions used as inputs in determining the fair value of net assets acquired is reasonable.

•	Note 4(b) - acquisition of PARA OPSTM System: whether the estimated discount rate used to discount the minimum royalty payments is reasonable, and the reasonability of the volatility assumption used in the Black Scholes option model to estimate the fair value of the warrants issued to DEFSEC.

•	Note 10 - unsecured loans: whether the estimated market discount rate used to estimate the fair value of the unsecured loans is reasonable.

•	Note 15(c) - share-based compensation: whether the determination of KWESST's stock volatility, forfeiture rate, and expected life are reasonable in light of its limited operating history, all significant inputs in the valuation model to fair value options granted; and

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Note 15(c) - broker compensation options: whether the Monte Carlo valuation model and number of simulations, coupled with the volatility assumption, are reasonable to estimate the fair value of these options.

Estimates

Information about assumptions and estimation uncertainties at September 30, 2022, that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

•	Note 9 - impairment test of intangible assets: key assumptions underlying recoverable amounts.

COVID-19 and Economic Uncertainties

While COVID-19 has not had a material impact to our business to date, the following is a summary of what we believe may impact our future business given the persistency of COVID-19: disruptions to business operations resulting from quarantines of employees, customers, manufacturers and other third-party service providers in areas affected by the outbreak; disruptions to business operations resulting from travel restrictions, including travel to industry tradeshows; and uncertainty around the duration of the virus' impact.

Despite the global vaccination efforts underway, the extent to which COVID-19 could impact our operations, financial condition, results of operations, and cash flows is highly uncertain and cannot be predicted. Negative financial results, uncertainties in the market, and a tightening of credit markets, caused by COVID-19, or a recession, could have a material adverse effect on our liquidity and ability to obtain financing in the future.